Business Combination, Acquisition Of NVG (Tables)	12 Months Ended
Aug. 31, 2025
Business Combination - Acquisition of NVG
Summary of recognized amounts of assets acquired and liabilities assumed

In accordance with IFRS 3 Business Combinations, the Company measured the consideration transferred at fair value at the Acquisition Date. The total purchase consideration was determined to be $10,880,631, consisting of the following components:

Fair Value
Component	$
Initial Convertible Note	5,601,934
Subsequent Convertible Note	1,235,598
Real Estate Note	2,545,013
Share Consideration	1,498,086
10,880,631

The identifiable assets acquired and liabilities assumed at fair value as at June 20, 2025 are summarized below:

Fair Value
Item	$
Cash and cash equivalents	1,869,559
Trade and other receivables	487,909
Inventories	35,137,729
Prepaid expenses and deposits to suppliers	656,996
Right-of-use assets	7,144,395
Property and equipment	2,313,826
Intangible asset	270,448
Proceeds receivable from related parties	10,389,917
Other financial assets	84,924
Trade and other payables	(6,584,138)
Contract liabilities	(4,675,341)
Floor plan financing	(41,974,306)
Lease liabilities	(7,213,676)
Long-term debt	(2,037,968)
Deferred income tax liability	(71,669)
Net identifiable assets (liabilities)	(4,201,395)

The reconciliation to the consideration transferred is as follows:

$
Net identifiable assets (liabilities)	(4,201,395)
Goodwill arising on acquisition	15,082,026
Total consideration transferred	10,880,631